Segment information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment information
Number of segments	3
Segment Reporting Information
Net revenues	26,225	31,386	33,294
Income from continuing operations before taxes	3,461	7,487	8,077
Switzerland
Segment Reporting Information
Net revenues	8,584	9,185	10,383
Income from continuing operations before taxes	455	1,734	2,383
EMEA
Segment Reporting Information
Net revenues	6,490	7,411	6,641
Income from continuing operations before taxes	1,313	1,519	649
Americas
Segment Reporting Information
Net revenues	9,417	12,844	13,876
Income from continuing operations before taxes	2,613	5,036	5,234
Asia Pacific
Segment Reporting Information
Net revenues	1,734	1,946	2,394
Income from continuing operations before taxes	(920)	(802)	(189)
Private Banking
Segment Reporting Information
Net revenues	10,877	11,631	11,662
Income from continuing operations before taxes	2,348	3,426	3,651
Investment Banking
Segment Reporting Information
Net revenues	11,496	16,214	20,537
Income from continuing operations before taxes	79	3,531	6,845
Asset Management
Segment Reporting Information
Net revenues	2,146	2,332	1,842
Income from continuing operations before taxes	553	503	35
Corporate Center
Segment Reporting Information
Net revenues	910	448	(424)
Income from continuing operations before taxes	(231)	(660)	(1,948)
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	796	761	(323)
Income from continuing operations before taxes	712	687	(506)